Segment and Revenue Analysis (Details) - Schedule of Revenue - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue [Line Items]
Revenue	$ 4,855,181	$ 32,328,119	$ 51,450,247
Product sale - Bitcoin Mining Machines and Related Accessories [Member]
Schedule of Revenue [Line Items]
Revenue	265,984	25,800,263	39,756,156
Product sale - Telecommunication Equipment [Member]
Schedule of Revenue [Line Items]
Revenue	516,365	3,736,961	8,566,866
Service – Cryptocurrency Exchange Transaction Matching Service [Member]
Schedule of Revenue [Line Items]
Revenue	1,044,087	105,686
Service - Management and Maintenance [Member]
Schedule of Revenue [Line Items]
Revenue	391,644	86,344	3,127,225
Service - Cross-Border Payment and Foreign Exchange Services [Member]
Schedule of Revenue [Line Items]
Revenue	$ 2,637,101	$ 2,598,865